S000000780 [Member] Expense Example, No Redemption - Putnam Dynamic Asset Allocation Growth Fund - Class C	Sep. 30, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 176
Expense Example, No Redemption, 3 Years	546
Expense Example, No Redemption, 5 Years	940
Expense Example, No Redemption, 10 Years	$ 1,844